UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                             WHG SMIDCAP FUND
                                                                   JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.3%
---------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                                -------------      ----------
CONSUMER DISCRETIONARY -- 7.9%
    Liz Claiborne ..............................................        2,300      $   81,305
    O'Reilly Automotive* .......................................        5,649         160,149
    Polo Ralph Lauren ..........................................        2,800         159,712
    Tiffany ....................................................        5,100         161,109
    Wendy's International ......................................        1,400          84,224
                                                                                   ----------
                                                                                      646,499
                                                                                   ----------
CONSUMER STAPLES -- 3.9%
    Alberto-Culver .............................................        3,300         160,842
    Dean Foods* ................................................        4,300         161,379
                                                                                   ----------
                                                                                      322,221
                                                                                   ----------
FINANCIAL SERVICES -- 19.5%
    AllianceBernstein Holding LP (A)............................        2,700         175,500
    Associated Banc ............................................        5,000         156,800
    Blackrock ..................................................        1,100         142,076
    Compass Bancshares .........................................        2,800         165,032
    Eaton Vance ................................................        6,400         158,464
    Federated Investors, Cl B ..................................        5,200         161,252
    Mastercard, Cl A* ..........................................        3,500         160,545
    Nuveen Investments, Cl A ...................................        3,300         156,717
    Willis Group Holdings Limited ..............................        5,000         162,650
    Zions Bancorporation .......................................        2,000         164,280
                                                                                   ----------
                                                                                    1,603,316
                                                                                   ----------
HEALTH CARE -- 5.9%
    Endo Pharmaceuticals Holdings* .............................        2,400          74,568
    Triad Hospitals* ...........................................        4,000         155,880
    Universal Health Services, Cl B ............................        3,200         179,200
    Valeant Pharmaceuticals International ......................        4,400          76,032
                                                                                   ----------
                                                                                      485,680
                                                                                   ----------
INDUSTRIAL -- 9.9%
    Alexander & Baldwin ........................................        3,900         156,390
    Double Hull Tankers ........................................        5,400          79,272
    Eagle Bulk Shipping ........................................        5,300          74,889
    McDermott International* ...................................        3,650         166,221
    Thomas & Betts* ............................................        3,500         165,655
    Wabtec .....................................................        6,249         165,973
                                                                                   ----------
                                                                                      808,400
                                                                                   ----------
MATERIALS & PROCESSING -- 10.9%
    Agrium .....................................................        3,300          79,992
    Allegheny Technologies .....................................        2,700         172,503
    Bunge ......................................................        1,600          87,328
    Cleveland-Cliffs ...........................................        4,500         162,675
    IPSCO ......................................................        1,700         159,987
    Precision Castparts ........................................        1,300          77,545
    Washington Group International* ............................        2,900         156,600
                                                                                   ----------
                                                                                      896,630
                                                                                   ----------


THE ADVISORS' INNER CIRCLE FUND                                             WHG SMIDCAP FUND
                                                                   JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES            VALUE
                                                                -------------      ----------
OTHER ENERGY -- 9.5%
    Arch Coal ..................................................        4,800 $       182,112
    Denbury Resources* .........................................        2,500          86,675
    FMC Technologies* ..........................................        1,200          75,624
    Noble Energy ...............................................        3,300         167,013
    Plains Exploration & Production* ...........................        1,900          83,524
    Unit* ......................................................        3,100         181,784
                                                                                   ----------
                                                                                      776,732
                                                                                   ----------
PRODUCER DURABLES -- 2.1%
    Gardner Denver* ............................................        5,000         173,250
                                                                                   ----------
REAL ESTATE INVESTMENT TRUSTS -- 7.9%
    BRE Properties .............................................        1,400          82,096
    Crescent Real Estate Equity ................................        5,300         103,456
    Equity Inns ................................................        4,600          72,542
    Healthcare Realty Trust ....................................        2,300          76,107
    Hospitality Properties Trust ...............................        3,600         156,852
    Rayonier ...................................................        4,000         159,240
                                                                                   ----------
                                                                                      650,293
                                                                                   ----------
TECHNOLOGY -- 11.0%
    Altiris* ...................................................        9,800        169,148
    Cadence Design Systems* ....................................       10,400        168,376
    DRS Technologies ...........................................        3,400        157,386
    Harris .....................................................        4,000        182,200
    Jack Henry & Associates ....................................        3,803         71,763
    Perot Systems* .............................................       11,400        151,848
                                                                                   ----------
                                                                                      900,721
                                                                                   ----------
UTILITIES -- 7.8%
    DPL ........................................................        5,900         163,784
    Oneok ......................................................        4,300         160,003
    Southern Union .............................................        5,800         157,412
    Wisconsin Energy ...........................................        3,800         160,360
                                                                                   ----------
                                                                                      641,559
                                                                                   ----------
    Total Common Stock
          (Cost $7,697,639).....................................                    7,905,301
                                                                                   ----------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 2.8%
---------------------------------------------------------------------------------------------
CASH EQUIVALENT -- 2.8%
    SEI Daily Income Trust, Treasury Fund, Cl A, 5.140%
          (Cost $231,073).......................................      231,073         231,073
                                                                                   ----------
    Total Investments -- 99.1%
          (Cost $7,928,712)+ ...................................                   $8,136,374
                                                                                   ==========
          PERCENTAGES ARE BASED ON NET ASSETS OF $8,207,323.

        * NON-INCOME PRODUCING SECURITY

      (A) THIS SECURITY IS CONSIDERED A MASTER LIMITED PARTNERSHIP. AT JULY 31, 2006,
          THIS SECURITY TOTALED $175,500 OR 2.14% OF NET ASSETS.
      (B) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
       CL CLASS
       LP LIMITED PARTNERSHIPS



THE ADVISORS' INNER CIRCLE FUND                                             WHG SMIDCAP FUND
                                                                   JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


        + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
          $7,928,712, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
          $499,255 AND $(291,593), RESPECTIVELY.

          FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
          AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S
          MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.




WHG-QH-002-0200

THE ADVISORS' INNER CIRCLE FUND                                  WHG INCOME OPPORTUNITY FUND
                                                                   JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 37.1%
---------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                                -------------     -----------
AUTO & TRANSPORTATION -- 9.8%
    Arlington Tankers ..........................................       59,000     $ 1,315,110
    Double Hull Tankers ........................................       94,600       1,388,728
    Teekay LNG Partners LP (A)..................................       40,900       1,243,360
    US Shipping Partners LP (A).................................       60,500       1,252,350
                                                                                  -----------
                                                                                    5,199,548
                                                                                  -----------
CONSUMER DISCRETIONARY -- 0.4%
    Regal Entertainment Group ..................................       10,700         210,362
                                                                                  -----------
CONSUMER STAPLES -- 1.4%
    Reddy Ice Holdings .........................................       32,540         724,991
                                                                                  -----------
ENERGY -- 6.2%
    Enterprise Products Partners LP (A).........................       50,800       1,354,836
    Oneok Partners LP (A) ......................................       13,000         676,000
    Penn Virginia Resource Partners LP (A)......................       24,600         637,140
    Plains All American Pipeline LP (A) ........................       13,400         618,410
                                                                                  -----------
                                                                                    3,286,386
                                                                                  -----------
FINANCIAL SERVICES -- 3.9%
    AllianceBernstein Holding LP (A)............................       11,100         721,500
    Bank of America ............................................       13,400         690,502
    US Bancorp .................................................       20,000         640,000
                                                                                  -----------
                                                                                    2,052,002
                                                                                  -----------
HEALTH CARE -- 2.6%
    Bristol-Myers Squibb .......................................       27,400         656,778
    Pfizer .....................................................       27,700         719,923
                                                                                  -----------
                                                                                    1,376,701
                                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS -- 10.1%
    Camden Property Trust ......................................        8,700         665,115
    Crescent Real Estate Equity ................................       35,100         685,152
    Getty Realty ...............................................       47,400       1,354,692
    Prologis ...................................................       11,500         636,525
    Rayonier ...................................................       33,100       1,317,711
    Sunstone Hotel Investors ...................................       22,800         646,608
                                                                                  -----------
                                                                                    5,305,803
                                                                                  -----------
TELECOMMUNICATION SERVICES -- 1.4%
    AT&T .......................................................       24,400         731,756
                                                                                  -----------
UTILITIES -- 1.3%
    FPL Group ..................................................       16,200         698,868
                                                                                  -----------
    Total Common Stock
          (Cost $19,034,931)....................................                   19,586,417
                                                                                  -----------
---------------------------------------------------------------------------------------------
PREFERRED STOCK -- 18.5%
---------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.4%
    CBS ........................................................       50,400       1,255,968
                                                                                  -----------
FINANCIAL SERVICES -- 13.7%
    Bank One Capital Trust VI ..................................       50,300       1,264,542
    Barclays Bank ..............................................       50,600       1,281,192



THE ADVISORS' INNER CIRCLE FUND                                  WHG INCOME OPPORTUNITY FUND
                                                                   JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
PREFERRED STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                 SHARES/FACE
                                                                    AMOUNT           VALUE
                                                                -------------     -----------
FINANCIAL SERVICES -- CONTINUED
    Fannie Mae .................................................       22,400     $ 1,204,000
    Lehman Brothers Holdings ...................................       36,900         930,249
    Metlife ....................................................       49,000       1,265,180
    Wells Fargo Capital IV .....................................       50,400       1,272,096
                                                                                  -----------

                                                                                    7,217,259
                                                                                  -----------
OTHER -- 2.4%
    General Electric Capital* ..................................       55,000       1,289,750
                                                                                  -----------

    Total Preferred Stock
          (Cost $9,934,603).....................................                    9,762,977
                                                                                  -----------
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.8%
---------------------------------------------------------------------------------------------
    FHLB DN (B)
          4.764%, 08/09/06 ....................................    $1,900,000       1,898,028
    FHLMC
          3.500%, 09/15/07.....................................     1,600,000       1,568,739
    FHLMC DN (B)
          5.194%, 01/18/07 .....................................    1,700,000       1,659,660
          4.977%, 09/26/06 .....................................    1,800,000       1,784,250
    FNMA
          4.250%, 07/15/07 .....................................    1,500,000       1,484,099
          3.250%, 11/15/07 .....................................    1,600,000       1,558,618
                                                                                  -----------
    Total U.S. Government Agency Obligations
          (Cost $9,971,850).....................................                    9,953,394
                                                                                  -----------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.0%
---------------------------------------------------------------------------------------------
    U.S. Treasury Bill (B)
          4.798%, 09/07/06......................................    1,600,000       1,592,101
    U.S. Treasury Notes
          3.750%, 03/31/07....................................      1,000,000         990,820
          3.500%, 11/15/06......................................    1,600,000       1,592,374
          3.375%, 02/28/07......................................    1,500,000       1,484,825
          3.375%, 02/15/08......................................    1,250,000       1,219,434
          3.125%, 05/15/07......................................    1,600,000       1,575,187
                                                                                  -----------
    Total U.S. Treasury Obligations
          (Cost $8,467,978).....................................                    8,454,741
                                                                                  -----------
---------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 4.3%
---------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.0%
    Alleghany* .................................................        2,400         665,100
    Lehman Brothers Holdings ...................................       35,200         917,664
                                                                                  ----------
                                                                                    1,582,764
                                                                                  ----------
UTILITIES -- 1.3%
    Entergy ....................................................       12,700        661,988
                                                                                  -----------

    Total Convertible Preferred Stock
          (Cost $2,186,640).....................................                    2,244,752
                                                                                  -----------




THE ADVISORS' INNER CIRCLE FUND                                  WHG INCOME OPPORTUNITY FUND
                                                                   JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 1.9%
---------------------------------------------------------------------------------------------
                                                                 SHARES/FACE
                                                                    AMOUNT           VALUE
                                                                -------------     -----------
FINANCIAL SERVICES -- 1.9%
    American Express MTN........................................   $1,000,000     $ 1,000,570
                                                                                  -----------
    Total Corporate Obligations
          (Cost $1,000,000).....................................                    1,000,570
                                                                                  -----------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (C) -- 2.4%
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 2.4%
    Fidelity Money Management Fund,
          Institutional Class, 5.190% ..........................      187,236         187,236
    SEI Daily Income Trust, Government Money
          Market Fund, Cl A 5.170% .............................    1,086,034       1,086,034
                                                                                  -----------
    Total Short-Term Investments
          (Cost $1,273,270).....................................                    1,273,270
                                                                                  -----------
    Total Investments -- 99.0%
          (Cost $51,869,272)+ ..................................                  $52,276,121
                                                                                  ===========
          PERCENTAGES ARE BASED ON NET ASSETS OF $52,825,293.

        * NON-INCOME PRODUCING SECURITY
      (A) THESE SECURITIES ARE CONSIDERED MASTER LIMITED PARTNERSHIPS. AT JULY 31, 2006,
          THESE SECURITIES AMOUNTED TO $6,503,596 OR 12.31% OF NET ASSETS.
      (B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
      (C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
       CL CLASS
       DN DISCOUNT NOTE
     FHLB FEDERAL HOME LOAN BANK
    FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
     FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION
       LP LIMITED PARTNERSHIPS
      MTN MEDIUM TERM NOTE

        + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
          $51,869,272, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
          $1,009,397 AND $(602,548), RESPECTIVELY.

          FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
          AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S
          MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.


WHG-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGE CAP VALUE FUND
                                                                   JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.9%
---------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                                -------------     -----------
CONSUMER DISCRETIONARY -- 5.9%
    Federated Department Stores ................................        3,000      $  105,330
    Sears Holdings* ............................................          300          41,175
    Starwood Hotels & Resorts Worldwide ........................        2,100         110,418
                                                                                   ----------
                                                                                      256,923
                                                                                   ----------
CONSUMER STAPLES -- 6.7%
    Altria Group ...............................................        1,200          95,964
    Colgate-Palmolive ..........................................        1,600          94,912
    General Mills ..............................................        2,000         103,800
                                                                                   ----------
                                                                                      294,676
                                                                                   ----------
ENERGY -- 14.4%
    Apache .....................................................        1,400          98,658
    Baker Hughes ...............................................          700          55,965
    ConocoPhillips .............................................        1,600         109,824
    Exxon Mobil ................................................        1,600         108,384
    Marathon Oil Corporation ...................................        1,200         108,768
    Murphy Oil .................................................        1,900          97,774
    Occidental Petroleum .......................................          500          53,875
                                                                                   ----------
                                                                                      633,248
                                                                                   ----------
FINANCIAL SERVICES -- 24.6%
    Allstate ...................................................        1,900         107,958
    American Express ...........................................        2,100         109,326
    Bank of America ............................................        2,100         108,213
    Bear Stearns ...............................................          400          56,748
    Citigroup ..................................................        2,300         111,113
    Franklin Resources .........................................        1,300         118,885
    Hartford Financial Services Group ..........................        1,100          93,324
    JP Morgan Chase ............................................        2,400         109,488
    Lehman Brothers Holding ....................................          900          58,455
    Morgan Stanley .............................................        1,500          99,750
    Prudential Financial .......................................        1,400         110,096
                                                                                   ----------
                                                                                    1,083,356
                                                                                   ----------
HEALTH CARE -- 4.9%
    Bristol-Myers Squibb .......................................        4,400         105,468
    Pfizer .....................................................        4,300         111,757
                                                                                   ----------
                                                                                      217,225
                                                                                   ----------
INDUSTRIAL -- 14.9%
    Burlington Northern Santa Fe ...............................        1,600         110,256
    Caterpillar ................................................          800          56,696
    FedEx ......................................................          500          52,355
    General Electric ...........................................        3,300         107,877
    ITT ........................................................        2,200         111,210
    Lockheed Martin ............................................          700          55,776
    Overseas Shipholding Group .................................          800          51,512
    Textron ....................................................          600          53,946
    United Technologies ........................................          900          55,971
                                                                                   ----------
                                                                                      655,599
                                                                                   ----------



THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGE CAP VALUE FUND
                                                                   JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES            VALUE
                                                                -------------     -----------
MATERIALS & PROCESSING -- 5.0%
    IPSCO ......................................................          600      $   56,466
    Phelps Dodge ...............................................        1,300         113,542
    PPG Industries .............................................          800          49,232
                                                                                   ----------
                                                                                      219,240
                                                                                   ----------
TECHNOLOGY -- 10.0%
    Automatic Data Processing ..................................        2,500         109,400
    Harris .....................................................        1,300          59,215
    International Business Machines ............................          700          54,187
    Microsoft ..................................................        2,200          52,866
    Motorola ...................................................        4,900         111,524
    Oracle* ....................................................        3,600          53,892
                                                                                   ----------
                                                                                      441,084
                                                                                   ----------
TELEPHONES & TELECOMMUNICATIONS -- 3.7%
    Alltel .....................................................        1,000          55,170
    Verizon Communications .....................................        3,200         108,224
                                                                                   ----------
                                                                                      163,394
                                                                                   ----------
UTILITIES -- 4.8%
    Exelon .....................................................        1,800         104,220
    PG&E .......................................................        2,600         108,368
                                                                                   ----------
                                                                                      212,588
                                                                                   ----------

    Total Common Stock
          (Cost $4,114,774).....................................                    4,177,333
                                                                                   ----------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 5.8%
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.8%
    Fidelity Money Management Fund,
          Institutional Class, 5.190% ..........................      178,450         178,450
    SEI Daily Income Trust, Treasury Fund, Cl A, 5.140% ........       76,478          76,478
                                                                                   ----------

    Total Short-Term Investments
          (Cost $254,928).....................................                        254,928
                                                                                   ----------

    Total Investments -- 100.7%
          (Cost $4,369,702)+..................................                     $4,432,261
                                                                                   ==========
          PERCENTAGES ARE BASED ON NET ASSETS OF $4,399,653.

        * NON-INCOME PRODUCING SECURITY
      (A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
       CL CLASS

        + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
          $4,369,702, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
          $130,772 AND $(68,213), RESPECTIVELY.

          FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
          AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE WHG
          SMIDCAP FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS. THE
          SIGNIFICANT ACCOUNTING POLICES OF THE FUND ARE IDENTICAL TO THE
          POLICIES OF THE WHG SMIDCAP FUND.


WHG-QH-003-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.